CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 13, 2024	Feb. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Capital stock
Capital stock
Number of shares issued			1,755,569,554
Par value per share (in dollars per share)			$ 0
Dividends reinvested			$ 3	$ 5
Authorized cash outflow for repurchase of outstanding shares	$ 1,000	$ 1,000
Increase (decrease) through share repurchase program, shares			0	(24,250,000)
Deficit
Capital stock
Dividends recognised as distributions to owners of parent			$ 700	$ 1,143
Dividends reinvested			$ (3)	$ (5)